Basic and Diluted Net Loss per Share - Schedule of Share Equivalent Excluded from Computation of Diluted Net Loss per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average	10,134,756	1,425,137
Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average	9,857,447	8,496,225
Restricted shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average	6,976,785